DEFERRED REVENUE (Details Narrative) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Deferred Revenue [Abstract]
Deferred revenue	$ 981,830	$ 687,766	[1]

[1]	Derived from audited information